Cover	Aug. 05, 2024
Cover [Abstract]
Entity Registrant Name	ENDRA Life Sciences Inc.
Entity Central Index Key	0001681682
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Aug. 05, 2024
Entity File Number	001-37969
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0579295
Entity Address Address Line 1	3600 Green Court
Entity Address Address Line 2	Suite 350
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48105
City Area Code	734
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	335-0468
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	NDRA
Security Exchange Name	NASDAQ